COMMITMENTS, CONTINGENCIES AND CHARGES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum lease payments under operating leases for its motor vehicles and facilities:
2014	$ 936
2015	595
2016	304
Total	1,835
Rental expenses for motor vehicles and facility rental expenses	$ 1,323	$ 1,167	$ 1,060